SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor

Three customers, one of which is a related party through the entity’s stock ownership in the Company (customer C) represented 65.1% of the total revenue of $696,407 for the year ended December 31, 2014.

Customer	December 31, 2014		January - December 2014		December 31, 2013		January - December 2013
	Accounts Receivable		Revenue		Accounts Receivable		Revenue
	Amount, $	%	Amount, $	%	Amount, $	%	Amount, $	%
A	$—	—%	$203,165	29.2%	$150,000	44.20%	$325,000	15.8%
B	—	—	175,000	25.1	115,200	33.9	—	—
C	—	—	75,301	10.8	—	—	—	—
Subtotal	—	0.0	453,466	65.1	265,200	78.1	$325,000	15.8%
Total	$8,774	100%	$629,132	100.00%	$339,735	100%	$2,062,083	100.00%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2015
Marketable securities	$37,340	$12,665	$—	$24,675
Derivative liability	1,609,338	—	—	1,609,338

Total	$1,646,678	$12,665	$—	$1,634,013

The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the relevant assets and liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)		Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2014
Marketable securities	$94,776	$		$	$94,776
Derivative liability	3,691,853		—	—	3,691,853
Total	$3,786,629	$		$—	$3,786,629

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)		Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Marketable securities	$184,800		$184,800	$—	$—
Total	$184,800		$184,800	$—	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the three months ended March 31, 2015
Total
Balance at January 1, 2015	$3,691,853
Additions	695,157
Reclassified to equity upon conversion	(538,814)
Change in fair value of conversion feature	(2,238,858)

Ending balance	$1,609,338

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the year ended December 31, 2014
Total
Beginning balance	$—
Initial recognition of conversion feature	1,885,863
Change in fair value of conversion feature	1,805,990
Ending balance	$3,691,853